Related Party Transactions and Balances - Schedule of Related Party Transactions with Mr. Fareed Aljawhary (Details) - 12 months ended Dec. 31, 2024 - Loan from Mr. Fareed Aljawhary [Member]	AED (د.إ)	USD ($)	AED (د.إ)
Related Party Transactions and Balances [Line Items]
Principal Amount	د.إ 12,556,424
Related party transactions total		$ 2,905,778	د.إ 10,670,015
January 31, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage		0.00%	0.00%
Principal Amount	2,000,000
Related party transactions total		$ 129,412	د.إ 475,201
February 29, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage		0.00%	0.00%
Principal Amount	1,913,600
Related party transactions total		$ 503,509	د.إ 1,848,886
March 31, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage		0.00%	0.00%
Principal Amount	1,180,000
Related party transactions total		$ 310,483	د.إ 1,140,095
April 30, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage		0.00%	0.00%
Principal Amount	475,000
Related party transactions total		$ 124,983	د.إ 458,937
May 31, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage		0.00%	0.00%
Principal Amount	2,500,000
Related party transactions total		$ 657,804	د.إ 2,415,455
July 31, 2024 - 1 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage		0.00%	0.00%
Principal Amount	1,139,507
Related party transactions total		$ 299,909	د.إ 1,101,266
July 31, 2024 - 2 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage		0.00%	0.00%
Principal Amount	146,120
Related party transactions total		$ 38,458	د.إ 141,216
October 26, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage		0.00%	0.00%
Principal Amount	500,000
Related party transactions total		$ 131,915	د.إ 484,391
November 22, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage		0.00%	0.00%
Principal Amount	793,797
Related party transactions total		$ 207,784	د.إ 762,984
December 11, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage		0.00%	0.00%
Principal Amount	د.إ 1,908,400
Related party transactions total		$ 501,521	د.إ 1,841,584